Restructuring - Net Restructuring Expense by Division (Detail) - EUR (€) € in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Corporate & Investment Bank [Member]
Net Restructuring Expense by Division [Line Items]
Total Net Restructuring Charges	€ 165	€ 66	€ 178	€ 98
Private & Commercial Bank [Member]
Net Restructuring Expense by Division [Line Items]
Total Net Restructuring Charges	11	(4)	(7)	(52)
Asset Management [Member]
Net Restructuring Expense by Division [Line Items]
Total Net Restructuring Charges	7	2	9	4
Total Net Restructuring Charges [Member]
Net Restructuring Expense by Division [Line Items]
Total Net Restructuring Charges	€ 182	€ 64	€ 181	€ 50